VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2026
($ reported in thousands)

	Par Value(1)	Value
Foreign Government Securities—82.0%
Angola—2.5%
Republic of Angola
144A 8.250%, 5/9/28(2)(3)	$808	$815
144A 8.000%, 11/26/29(2)	456	454
144A 8.750%, 4/14/32(2)	424	416
RegS 8.250%, 5/9/28(3)(4)	1,850	1,866
Republic of Angola Via Avenir Issuer II Ireland DAC RegS 6.927%, 2/19/27(4)(5)	591	584
		4,135

Argentina—17.0%
Provincia de Buenos Aires RegS 6.625%, 9/1/37(4)(6)	9,157	7,231
Republic of Argentina
1.000%, 7/9/29(3)	9,763	8,613
0.750%, 7/9/30(3)(6)	13,882	11,751
		27,595

Brazil—5.3%
Brazil Notas do Tesouro Nacional
Series F 10.000%, 1/1/27	8,000 BRL	1,524
Series F 10.000%, 1/1/31	22,300 BRL	3,894
Series F 10.000%, 1/1/33	18,800 BRL	3,148
		8,566

Cameroon—2.4%
Republic of Cameroon RegS 9.500%, 7/31/31(3)(4)	3,882	3,864
	Par Value(1)	Value

Colombia—1.9%
Titulos De Tesoreria
7.000%, 6/30/32	7,900,000 COP	$1,507
7.250%, 10/18/34	8,275,000 COP	1,515
		3,022

Ecuador—2.6%
Republic of Ecuador 144A 9.250%, 1/29/39(2)	$4,215	4,287
Egypt—7.1%
Arab Republic of Egypt
144A 4.750%, 4/16/26(2)	7,000 EUR	8,271
144A 6.375%, 4/11/31(2)	246 EUR	291
144A 7.053%, 1/15/32(2)	2,239	2,253
144A 8.750%, 9/30/51(2)	825	798
		11,613

El Salvador—1.2%
Republic of El Salvador
RegS 6.375%, 1/18/27(3)(4)	1,298	1,300
RegS 8.625%, 2/28/29(3)(4)	683	735
		2,035

Gabon—3.2%
Republic of Gabon
144A 7.000%, 11/24/31(2)(3)	1,800	1,469
RegS 9.500%, 2/18/29(4)	4,098	3,770
		5,239

Ghana—0.5%
Republic of Ghana 144A 5.000%, 7/3/35(2)(6)	900	814
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)
	Par Value(1)	Value

Hungary—1.3%
Hungary Government Bond 4.750%, 11/24/32	740,000 HUF	$2,133
Indonesia—2.8%
Indonesia Government Bond
8.375%, 3/15/34	27,400,000 IDR	1,843
8.375%, 4/15/39	40,300,000 IDR	2,771
		4,614

Ivory Coast—3.0%
Republic of Ivory Coast
144A 7.625%, 1/30/33(2)(3)	$3,170	3,395
144A 8.075%, 4/1/36(2)	305	329
RegS 5.250%, 3/22/30(4)	553 EUR	662
RegS 5.875%, 10/17/31(4)	465 EUR	560
		4,946

Kenya—1.9%
Republic of Kenya 144A 9.500%, 3/5/36(2)(3)	2,900	3,047
Lebanon—0.2%
Lebanon Government International Bond RegS 8.250%, 4/12/21(4)(7)	848	249
Mexico—6.1%
Mex Bonos Desarr
5.500%, 3/4/27	29,000 MXN	1,661
7.750%, 11/23/34	58,000 MXN	3,214
7.750%, 11/13/42	98,800 MXN	5,052
		9,927

Pakistan—1.9%
Islamic Republic of Pakistan 144A 6.000%, 4/8/26(2)(3)	3,020	3,017
	Par Value(1)	Value

Poland—2.5%
Poland Government Bond 6.000%, 10/25/33	13,200 PLN	$4,008
Romania—1.1%
Romania Government Bond 6.300%, 4/25/29	7,400 RON	1,733
Senegal—0.4%
Republic of Senegal RegS 4.750%, 3/13/28(4)	708 EUR	663
South Africa—5.5%
Republic of South Africa
10.500%, 12/21/26	16,000 ZAR	1,033
10.500%, 12/21/27	16,000 ZAR	1,066
6.250%, 3/31/36	16,700 ZAR	914
6.500%, 2/28/41	38,600 ZAR	2,018
8.750%, 1/31/44	25,700 ZAR	1,626
8.750%, 2/28/48	36,800 ZAR	2,336
		8,993

Sri Lanka—0.3%
Republic of Sri Lanka
144A 4.000%, 4/15/28(2)	$57	56
144A 3.100%, 1/15/30(2)(6)	112	112
144A 3.350%, 3/15/33(2)(6)	114	106
144A 3.600%, 6/15/35(2)(6)	77	63
144A 3.600%, 2/15/38(2)(6)	107	106
		443

Tunisia—0.4%
Tunisian Republic 144A 6.375%, 7/15/26(2)	608 EUR	717
Turkey—0.4%
Turkiye Government Bond 36.000%, 8/12/26	31,000 TRY	714
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)
	Par Value(1)	Value

Ukraine—7.0%
Ukraine Government Bond
144A 0.000%, 2/1/30(2)(6)	$46	$30
144A 0.000%, 2/1/34(2)(6)	174	85
144A 4.500%, 2/1/34(2)(6)	384	239
144A 4.500%, 2/1/35(2)(6)	299	181
144A 0.000%, 2/1/36(2)(6)	123	69
144A 4.500%, 2/1/36(2)(6)	331	198
RegS 4.000%, 2/1/32(4)(6)	6,599	5,115
RegS 4.500%, 2/1/34(4)(6)	8,298	5,153
RegS 4.500%, 2/1/35(4)(6)	561	341
		11,411

Venezuela—1.2%
Bolivarian Republic of Venezuela RegS 11.750%, 10/21/26(4)(7)	4,165	1,928
Zambia—2.3%
Republic of Zambia
144A 5.750%, 6/30/33(2)(6)	3,840	3,734
144A 0.500%, 12/31/53(2)	— (8)	— (8)
		3,734

Total Foreign Government Securities (Identified Cost $123,474)		133,447

Corporate Bonds and Notes—34.0%
Angola—0.5%
Azule Energy Finance plc 144A 8.125%, 1/23/30(2)	750	762
	Par Value(1)	Value

Argentina—0.5%
Generacion Mediterranea S.A. 144A 11.000%, 11/1/31(2)(7)	$1,061	$745
Brazil—3.7%
Constellation Oil Services Holding S.A. 144A 9.375%, 11/7/29(2)(3)	813	848
MC Brazil Downstream Trading S.a.r.l. 144A 7.250%, 6/30/31(2)	1,574	1,353
OHI Group S.A. 144A 13.000%, 7/22/29(2)(3)	1,305	1,325
Samarco Mineracao S.A. (9.500% PIK) 144A 9.500%, 6/30/31(2)(3)(9)	2,493	2,504
		6,030

Colombia—2.5%
Gran Tierra Energy, Inc.
144A 9.500%, 10/15/29(2)	3,445	2,760
144A 9.750%, 4/15/31(2)	750	604
SierraCol Energy Andina LLC 144A 9.000%, 11/14/30(2)	647	654
		4,018

Ghana—0.4%
Kosmos Energy Gta Holdings 144A, RegS 11.250%, 1/29/31(2)(4)	300	305
Kosmos Energy Ltd. RegS 7.750%, 5/1/27(4)	410	403
		708

See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)
	Par Value(1)	Value

India—0.7%
Vedanta Resources Finance II plc
144A 10.875%, 9/17/29(2)	$343	$367
144A 9.475%, 7/24/30(2)	674	709
		1,076

Israel—0.5%
Leviathan Bond Ltd. 144A, RegS 6.750%, 6/30/30(2)(4)	800	824
Kazakhstan—1.6%
Development Bank of Kazakhstan JSC
144A 10.950%, 5/6/26(2)	506,000 KZT	999
144A 13.000%, 4/15/27(2)	270,000 KZT	512
144A 13.489%, 5/23/28(2)	590,000 KZT	1,100
		2,611

Mexico—16.6%
Banco Mercantil del Norte S.A.
144A 6.625%(2)(10)	426	423
144A 8.375%(2)(3)(10)	392	418
Petroleos Mexicanos
8.750%, 6/2/29(3)	5,232	5,629
7.690%, 1/23/50(3)	4,621	4,197
RegS 6.700%, 2/16/32(4)	293	273
Series 14-2 7.470%, 11/12/26	25,240 MXN	1,458
	Par Value(1)	Value

Mexico—continued
Poinsettia Finance Ltd. S.a.r.l. RegS 6.625%, 6/17/31(4)	$14,855	$14,603
		27,001

Nigeria—0.6%
IHS Holding Ltd.
144A 6.250%, 11/29/28(2)	487	488
144A 7.875%, 5/29/30(2)	103	108
144A 8.250%, 11/29/31(2)	317	338
		934

Peru—0.4%
Petroleos del Peru S.A. RegS 4.750%, 6/19/32(4)	958	704
Turkey—1.3%
ADM Elektrik Dagitim AS 144A 9.500%, 2/5/31(2)	545	545
Aydem Yenilenebilir Enerji AS 144A 9.875%, 9/30/30(2)	693	703
Yapi ve Kredi Bankasi AS 144A 9.250%, 1/17/34(2)	763	813
		2,061

Ukraine—0.3%
VF Ukraine PAT via VFU Funding plc 144A 9.625%, 2/11/27(2)(5)	561	561
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)
	Par Value(1)	Value

Venezuela—3.9%
Petroleos de Venezuela S.A.
RegS 9.000%, 11/17/21(4)(7)	$5,790	$2,159
RegS 12.750%, 2/17/22(4)(7)	5,200	2,171
RegS 9.750%, 5/17/35(4)(7)	5,517	2,102
		6,432

Vietnam—0.5%
Mong Duong Finance Holdings B.V. 144A 5.125%, 5/7/29(2)(3)	869	865
Total Corporate Bonds and Notes (Identified Cost $51,743)		55,332

Credit Linked Notes—1.6%
Iraq—1.6%
Republic of Iraq
(Counterparty: BOA) 2.536%, 1/1/28(11)	89,489 JPY	560
(Counterparty: BOA) 3.540%, 1/6/28(11)(12)	147,289 JPY	919
(Counterparty: BOA) 4.079%, 1/1/28(11)(12)	196,640 JPY	1,217
Total Credit Linked Notes (Identified Cost $3,723)		2,696
Par Value(1)	Value

Total Long-Term Investments—117.6% (Identified Cost $178,940)	$191,475

	Shares
Short-Term Investments—2.7%
Money Market Mutual Fund—0.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.554%)(13)	244,931	245
Total Money Market Mutual Fund (Identified Cost $245)		245

	Par Value
Foreign Government Securities—2.5%
Egypt—1.5%
Egypt Treasury Bill
Series 364D 0.000%, 4/28/26(14)	81,800 EGP	1,639
Series 364D 0.000%, 5/19/26(14)	41,100 EGP	812
		2,451

See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)
	Par Value	Value

Nigeria—1.0%
Nigeria OMO Bill Series 188D 0.000%, 5/26/26(14)	2,360,000 NGN	$1,651
Total Foreign Government Securities (Identified Cost $4,191)		4,102

Total Short-Term Investments (Identified Cost $4,436)		4,347

TOTAL INVESTMENTS—120.3% (Identified Cost $183,376)		$195,822
Other assets and liabilities, net—(20.3)%		(33,078)
NET ASSETS—100.0%		$162,744

Abbreviations:
DAC	Designated Activity Company
JSC	Joint Stock Company
LLC	Limited Liability Company
PIK	Payment-in-Kind Security
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)
Security exempt from registration under
Rule 144A of the Securities Act of 1933. These
securities may be resold in transactions exempt
from registration, normally to qualified
institutional buyers. At February 28, 2026, these
securities amounted to a value of $56,985 or
35.0% of net assets.

(3)	All or a portion is segregated as collateral for reverse repurchase agreements. On February 28, 2026, securities valued at $47,114 were pledged as collateral for reverse repurchase agreements.
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)
This Note was issued for the sole purpose of
funding a leveraged loan between the issuer and
the borrower. As the credit risk for this security
lies solely with the borrower, the name
represented here is that of the borrower.

(6)	Represents step coupon bond. Rate shown reflects the rate in effect as of February 28, 2026.
(7)	Security in default; no interest payments are being received.
(8)	Amount is less than $500 (not in thousands).
(9)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(10)	No contractual maturity date.
(11)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(12)
Variable rate security. Rate disclosed is as of
February 28, 2026. Information in parenthesis
represents benchmark and reference rate for
each security. Certain variable rate securities are
not based on a published reference rate and
spread but are determined by the issuer or agent
and are based on current market conditions, or,
for mortgage-backed securities, are impacted by
the individual mortgages which are paying off
over time. These securities do not indicate a
reference rate and spread in their descriptions.

(13)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(14)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Counterparties:
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
BRL	Brazilian Real
COP	Colombian Peso
EGP	Egyptian Pound
EUR	Euro
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
KZT	Kazakhstani Tenge
MXN	Mexican Peso
NGN	Nigerian Naira
PLN	Polish Zloty
RON	Romania New Leu
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Country Weightings†
Mexico	19%
Argentina	15
Brazil	8
Egypt	7
Ukraine	6
South Africa	5
Venezuela	4
Other	36
Total	100%
† % of total investments as of February 28, 2026.

Reverse Repurchase Agreements as of February 28, 2026 were as follows:
Counterparty	Interest Rate	Acquisition Date*	Amount
JPM	4.30%	01/29/26	$(4,833)
JPM	4.30	01/29/26	(1,513)
JPM	4.30	01/29/26	(661)
JPM	4.30	01/29/26	(2,589)
JPM	4.30	01/29/26	(709)
JPM	4.30	01/29/26	(2,788)
JPM	4.30	01/29/26	(1,047)
JPM	4.30	01/29/26	(607)
JPM	4.30	01/29/26	(717)
JPM	4.30	01/29/26	(1,060)
JPM	4.30	01/29/26	(3,406)
JPM	4.30	01/29/26	(1,146)
JPM	4.35	01/29/26	(346)
JPM	4.40	01/29/26	(4,544)
JPM	4.40	01/29/26	(2,037)
JPM	4.40	01/29/26	(4,665)
JPM	4.40	01/29/26	(1,924)
JPM	4.40	01/29/26	(3,265)
Total			$(37,857)

Footnote Legend:
*	All agreements can be terminated by either party on demand at value plus accrued interest.

See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)
Forward foreign currency exchange contracts as of February 28, 2026 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
TRY	114,000	USD	2,468	GS	04/27/26	$— (1)	$—
Total						$— (1)	$—

Footnote Legend:
(1)	Amount is less than $500 (not in thousands).
The following table summarizes the value of the Fund’s investments as of February 28, 2026, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at February 28, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Foreign Government Securities	$137,549	$—	$137,549	$—
Corporate Bonds and Notes	55,332	—	55,332	—
Credit Linked Notes	2,696	—	—	2,696
Money Market Mutual Fund	245	245	—	—
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts*	—	—	— (1)	—
Total Assets	195,822	245	192,881	2,696
Liabilities:
Other Financial Instruments:
Reverse Repurchase Agreements*	(37,857)	—	(37,857)	—
Total Liabilities	(37,857)	—	(37,857)	—
Total Investments	$157,965	$245	$155,024	$2,696

(1)	Amount is less than $500 (not in thousands).
*
Other financial instruments are derivative instruments reflected in the Schedule of Investments. Forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty. For liabilities arising from reverse repurchase agreements, the carrying amount approximates fair value due to the short-term maturity of these financial instruments.

Securities held by the Fund with an end of period value of $273 were transferred from Level 3 to Level 2 due to a increase in trading activities at period end.
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Total	Corporate Bonds and Notes	Credit Linked Notes
Investments in Securities
Balance as of November 30, 2025:	$3,641	$255	$3,386
Accrued discount/(premium)	34	2	32
Net realized gain (loss)	(335)	—	(335)
Net change in unrealized appreciation (depreciation)(a)	313	16	297
Sales(b)	(684)	—	(684)
Transfers from Level 3(c)	(273)	(273)	—
Balance as of February 28, 2026	$2,696	$—	$2,696
(a) The net change in unrealized appreciation (depreciation) on investments still held at February 28, 2026, was $297.
(b) Includes paydowns on securities.
(c) Transfers into and/or from represent the ending value as of February 28, 2026, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2026
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the  investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
 • Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
 • Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
 • Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.